UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2012

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 ABSOLUTE ALPHA FUND
(Class A: AAFAX)
(Class I: AAFIX)

361 LONG/SHORT EQUITY FUND
(CLASS A: ALSQX)
(CLASS I: ALSZX)

361 MANAGED FUTURES FUND
(CLASS A: AMFQX)
(CLASS I: AMFZX)

ANNUAL REPORT
October 31, 2012

www.361funds.com

361 Funds
a series of Investment Managers Series Trust

Table of Contents
Fund Commentary	1
Fund Performance and Summary	4
361 Absolute Alpha Fund
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Statement of Cash Flows	16
Financial Highlights	17
361 Long/Short Equity
Schedule of Investments	19
Statement of Assets and Liabilities	23
Statement of Operations	24
Statement of Changes in Net Assets	25
Statement of Cash Flows	26
Financial Highlights	27
361 Managed Futures Fund
Schedule of Investments	29
Statement of Assets and Liabilities	31
Statement of Operations	32
Statement of Changes in Net Assets	33
Financial Highlights	34

Notes to Financial Statements	36
Report of Independent Registered Public Accounting Firm	49
Supplemental Information	50
Expense Example	54

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Commentary for 361 Absolute Alpha Shareholder Letter

For the 12 months ending October 31, 2012 the S&P 500 gained 15.21% and the MSCI EAFE gained 18.00%. Equity markets trended steadily upward for most of the year, with only a couple of short periods of excess volatility. European debt concerns, a U.S. presidential election and the looming fiscal cliff did little to steer investors away from risk assets. Additionally, bond investors did fairly well, with the Barclay’s Capital Aggregate Bond Index gaining 5.34%. In contrast, alternative strategies lagged the overall markets significantly as the HFRX Global Hedge Fund Index gained only 0.84% while the HFRX Equity Market Neutral Index declined by over 5%.

Despite strong market performance, the 361 Absolute Alpha Class I shares had a rather disappointing year, losing 4.41% for the 12 months ending October 31, 2012. Almost all of the loss for the year came in the quarter ending October 31, 2012 as the Fund was down 4.31% during the quarter. Most of the Fund’s external strategies posted net-of-hedge losses during the year as it was a very difficult year for active equity management. For example, the Fund had a bias toward managers who focused on small capitalization stocks. According to Morningstar, for the trailing 12 months ending October 31, 2012, 84% of U.S. Small Blend mutual funds underperformed the S&P 600. In contrast to the Fund’s external managers, its internal tactical beta overlay was accretive during the year, adding well over 2% to the Fund’s total return. Additionally, an internal mean reversion strategy has had positive performance since it was added in June.

Seeking to improve the Fund’s competitive position a decision was made to terminate all Fund sub-advisers by September 30th. By terminating the Fund’s sub-advisers we were able to lower the Fund’s expense ratio by 0.35%, as well as concentrate on internal strategies that we believe have a higher and more stable expected return. In keeping with the multi-manager approach, the external managers have been replaced by an internal, market-neutral mean reversion strategy which utilizes input from dozens of very targeted and experienced hedge fund managers. The strategy focuses on shorter time frames and we believe that going forward, the Fund will benefit from the compressed time frames over which investors are evaluating equity holdings.

This Fund typically holds 50-100 global equities on the long side, representing the majority of assets. The long portfolio is currently hedged utilizing broad equity index ETFs. The move to the mean-reversion strategy began in June and was completed on September 30. Although the new strategy significantly outperformed the external managers, the transition had a negative impact on overall performance due to a methodical and extended conversion. In addition to the mean-reversion strategy, the Fund continues to implement short-term tactical beta overlay strategies. As mentioned above, the tactical beta overlay strategies have been extremely accretive to overall performance over the past 12 months.

Looking forward we feel there are still strong headwinds for equity markets and the global economy. The impending repercussions from changing fiscal policies in the U.S., slowing growth in emerging economies and continued European debt worries could result in greater market volatility in 2013. As we have communicated in the past, the Fund is positioned to take advantage of volatility should it rear its head in the coming year however the Fund is not dependent on market turmoil to produce strong gains.

Commentary for 361 Long Short Equity Shareholder Letter

For the period beginning December 20, 2011 (361 Long Short Equity Fund inception date) and ending October 31, 2012 the S&P 500 gained 15.86% and the MSCI EAFE gained 13.49%. The HFRX Equity Hedge Index also posted positive performance gaining 4.20%. Equity markets trended steadily upward for most of this period, with only a couple of short periods of volatility. European debt concerns, a US presidential election and the looming fiscal cliff did little to disrupt the equity markets. Additionally, bond investors did fairly well, with the Barclay’s Capital Aggregate Bond Index gaining 5.34%.

The 361 Long Short Equity Class I shares gained 1.10% since its inception on December 20, 2011 thru October 31, 2012. The Fund currently employs a medium term mean-reversion strategy that generates approximately 50-100 long global stock holdings. It is currently hedged utilizing broad equity index ETFs. The Fund targets a low net equity market exposure of 30% and employs a tactical beta overlay that allows the Fund to shift between 0% and 60% net market exposure.  The mean-reversion strategy was first implemented in July 2012, replacing a long/short equity replication strategy that was implemented solely with exchange traded funds. The strategy focuses on shorter time frames and we believe that going forward the Fund will benefit from the compressed time frames over which investors are evaluating equity holdings.

The mean-reversion strategy has been a strong contributor to returns since it was implemented in July. Overall, it has added roughly 2% to the fund’s performance. However, the tactical beta overlay has struggled, costing the fund approximately 1% since its inception. The overlay strategy tends to perform best in markets characterized by higher volatility and noise, two things that have been lacking from the markets this year.

Looking forward we feel there are still strong headwinds for equity markets and the global economy. The repercussions from changing fiscal policies in the U.S., slowing growth in emerging economies and continued European debt worries could result in greater market volatility in 2013. We believe the fund is positioned to take advantage of volatility should it rear its head in the coming year however the Fund is not dependent on market turmoil to produce strong gains.

Commentary for 361 Managed Futures Shareholder Letter

For the period beginning December 20, 2011 (361 Managed Futures Fund inception date) and ending October 31, 2012 the S&P 500 gained 15.86%. In contrast, systematic managed futures funds had a very difficult year as the Morningstar U.S. Open End Managed Futures average fund performance lost 7.72%.

The 361 Managed Futures Class I shares gained 4.50% since its inception on December 20, 2011 thru October 31, 2012, outperforming the Morningstar average by over 12%. The Fund’s countertrend trading strategy was able to produce positive results during a time period when most systematic trend-following managed futures funds struggled. This was due to the ability of the Fund to take advantage of short-term price swings in equity markets. We were pleased to outperform the average managed futures fund by such a wide margin, especially given a market environment that is not ideal for the strategy. The strategy tends to thrive in higher noise and volatility markets such as April 2012 when the fund returned 7.03%. Time frames when equity markets are more muted provide fewer opportunities for our strategy and result in significantly longer periods when the Fund remains on the sidelines. The 1st quarter of 2012 was indicative of this type of market as the Fund had only one trade and lost 0.41% for the quarter.

Looking forward we feel there are still strong headwinds for equity markets and the global economy. The repercussions from changing fiscal policies in the U.S., slowing growth in emerging economies and continued European debt worries could result in greater market volatility in 2013. As mentioned above, the Fund is positioned to take advantage of volatility should it rear its head in the coming year. However, the last 10 months demonstrate that the Fund can also produce positive results during markets that are less than ideal for our strategy.

361 Absolute Alpha Fund
FUND PERFORMANCE AND SUMMARY at October 31, 2012

This graph compares a hypothetical $100,000 investment in the Fund’s Class I shares, made at its inception with a similar investment in the HFRX Global Hedge Index.  Results include the reinvestment of all dividends and capital gains.

The HFRX Global Hedge Index is designed to be representative of the overall composition of the hedge fund universe.  It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, even driven, macro, merger arbitrage, and relative value arbitrage.  The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

This index does not reflect expenses, fees or sales charge, which would lower performance.
This index is unmanaged and it is not possible to invest in an index.

Total Returns as of October 31, 2012
Share Class		3 Months	1 Year	Since Inception* (12/31/10)
At NAV
	Class A	-4.52%	-4.71%	-2.76%
	Class I	-4.31%	-4.41%	-3.71%
With Maximum Sales Load
	Class A	-10.04%	-10.21%	-5.85%
HFRX Global Hedge Index		0.37%	0.84%	-3.83%
* Annualized Return

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance quoted and may be obtained by calling 888-736-1227 or by visiting www.361funds.com.

Gross and net expense ratios for Class A shares are 4.53% and 3.70%, respectively.  Gross and net expense ratios for the Class I shares are 4.28% and 3.45%, respectively, which are the amounts stated in the current prospectus as of the date of this report.  The contractual fee waivers are in effect until February 28, 2013 (when it will automatically renew for an additional one year period.)

The Fund's Class A shares total returns reflect payment of the maximum sales charge of 5.75%. The total returns of individual share classes will differ due to varying expenses between the classes.  Returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee. The Fund’s Advisor has waived fees or expenses; absent such waivers, the Fund’s returns would have been lower.

361 Long/Short Equity Fund
FUND PERFORMANCE AND SUMMARY at October 31, 2012

This graph compares a hypothetical $100,000 investment in the Fund’s Class I shares, made at its inception with a similar investment in the HFRX Equity Hedge Index and the S&P 500 Index. Results include the reinvestment of all dividends and capital gains.

The HFRX Equity Hedge Index maintains positions both long and short in primarily equity and equity derivative securities.  A wide variety of investment processes can be employed to arrive at an investment decision, including both strategies quantitative and fundamental techniques; can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

The S&P 500® Index is a market weighted index composed of 500 large capitalization companies.  The index does not reflect expenses, fees or sales charge, which would lower performance. This is index is unmanaged and it is not possible to invest in an index.

The indices do not reflect expenses, fees or sales charge, which would lower performance.
The indices are unmanaged and it is not possible to invest in an index.

Total Returns as of October 31, 2012
Share Class		3 Months	6 Months	Since Inception* (12/20/11)
At NAV
	Class A	-1.37%	-3.54%	0.80%
	Class I	-1.17%	-3.35%	1.10%
With Maximum Sales Load
	Class A	-7.01%	-9.11%	-5.00%
HFRX Equity Hedge Index		2.07%	0.00%	4.20%
S&P 500® Index		2.96%	2.16%	15.86%
* Annualized Return

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance quoted and may be obtained by calling 888-736-1227 or by visiting www.361funds.com.

Gross and net expense ratios for Class A shares are 3.06% and 2.46%, respectively.  Gross and net expense ratios for Class I shares are 2.81% and 2.21%, respectively, which are the amounts stated in the current prospectus as of the date of this report.  The contractual fee waivers are in effect until February 28, 2013 (when it will automatically renew for an additional one year period.)

The Fund's Class A shares’ total returns reflect payment of the maximum sales charge of 5.75%. The total returns of individual share classes will differ due to varying expenses between the classes.  Returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee. The Fund’s Advisor has waived fees or expenses; absent such waivers, the Fund’s returns would have been lower.

361 Managed Futures Strategy Fund
FUND PERFORMANCE AND SUMMARY at October 31, 2012

This graph compares a hypothetical $100,000 investment in the Fund’s Class I shares, made at its inception with a similar investment in the Citi 3-Month T-Bill Index.  Results include the reinvestment of all dividends and capital gains.

The Citi 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 months.

This index does not reflect expenses, fees or sales charge, which would lower performance.
This index is unmanaged and it is not possible to invest in an index.

Total Returns as of October 31, 2012
Share Class		3 Months	6 Months	Since Inception* (12/20/11)
At NAV
	Class A	-2.34%	-0.76%	4.30%
	Class I	-2.25%	-0.57%	4.50%
With Maximum Sales Load
	Class A	-7.94%	-6.46%	-1.70%
Citigroup 3-Month T-Bill Index		0.02%	0.04%	0.06%
* Annualized Return

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance quoted and may be obtained by calling 888-736-1227 or by visiting www.361funds.com.

Gross and net expense ratios for Class A shares are 3.23% and 2.63%, respectively.  Gross and net expense ratios for the Class I shares are 2.98% and 2.38%, respectively, which are the amounts stated in the current prospectus as of the date of this report.  The contractual fee waivers are in effect until February 28, 2013 (when it will automatically renew for an additional one year period.)

The Fund's Class A shares total returns reflect payment of the maximum sales charge of 5.75%.  The total returns of individual share classes will differ due to varying expenses between the classes.  Returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee. The Fund’s Advisor has waived fees or expenses; absent such waivers, the Fund’s returns would have been lower.

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2012

Number of Shares		Value
	COMMON STOCKS – 92.7%
	CONSUMER DISCRETIONARY – 5.6%
16,900	American Axle & Manufacturing Holdings, Inc.*	$183,703
5,600	CBS Corp. - Class B	181,440
9,100	Cooper Tire & Rubber Co.	183,183
		548,326
	ENERGY – 14.9%
2,650	Anadarko Petroleum Corp.	182,346
3,650	Cameron International Corp.*	184,836
4,450	FMC Technologies, Inc.*	182,005
28,200	Halcon Resources Corp.*	182,454
2,450	National Oilwell Varco, Inc.	180,565
2,750	Range Resources Corp.	179,740
8,300	Subsea 7 S.A. - ADR	181,023
4,300	Whiting Petroleum Corp.*	180,686
		1,453,655
	FINANCIALS – 11.2%
5,500	American Capital Agency Corp. - REIT	181,610
21,700	DiamondRock Hospitality Co. - REIT	184,016
22,200	Inland Real Estate Corp. - REIT	181,374
3,450	Reinsurance Group of America, Inc.	182,574
33,100	Strategic Hotels & Resorts, Inc. - REIT*	181,719
6,650	SunTrust Banks, Inc.	180,880
		1,092,173
	HEALTH CARE – 20.3%
1,950	Alexion Pharmaceuticals, Inc.*	176,241
8,450	Ariad Pharmaceuticals, Inc.*	182,097
35,350	Boston Scientific Corp.*	181,699
4,250	Cubist Pharmaceuticals, Inc.*	182,325
5,350	Forest Laboratories, Inc.*	180,349
3,500	Medivation, Inc.*	178,920
2,300	Onyx Pharmaceuticals, Inc.*	180,228
4,750	St. Jude Medical, Inc.	181,735
7,700	Tenet Healthcare Corp.*	181,720
4,000	United Therapeutics Corp.*	182,680
3,750	Vertex Pharmaceuticals, Inc.*	180,900
		1,988,894
	INDUSTRIALS – 9.3%
8,150	Foster Wheeler A.G.*	181,501
6,500	KBR, Inc.	181,090
6,250	Nielsen Holdings N.V.*	180,750
5,350	TAL International Group, Inc.	182,649

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2012

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
6,000	Textainer Group Holdings Ltd.	$181,200
		907,190
	INFORMATION TECHNOLOGY – 22.2%
7,800	Allot Communications Ltd.*	182,208
300	Apple, Inc.	178,530
10,050	Aruba Networks, Inc.*	182,608
7,650	CoreLogic, Inc.*	182,070
6,450	Cornerstone OnDemand, Inc.*	180,536
1,000	Equinix, Inc.*	180,410
6,900	Heartland Payment Systems, Inc.	179,952
1,700	LinkedIn Corp. - Class A*	181,781
2,850	Rackspace Hosting, Inc.*	181,516
5,900	ServiceNow, Inc.	180,835
3,300	SINA Corp.*	180,279
2,650	Teradata Corp.*	181,021
		2,171,746
	MATERIALS – 3.7%
6,850	Allegheny Technologies, Inc.	180,498
900	CF Industries Holdings, Inc.	184,671
		365,169
	TELECOMMUNICATION SERVICES – 5.5%
15,850	Deutsche Telekom A.G. - ADR	181,482
17,650	MetroPCS Communications, Inc.*	180,207
7,950	Nippon Telegraph & Telephone Corp. - ADR	181,419
		543,108
	TOTAL COMMON STOCKS (Cost $9,130,142)	9,070,261

	SHORT-TERM INVESTMENTS – 4.3%
418,949	Fidelity Institutional Money Market Fund, 0.14%1	418,949

	TOTAL SHORT-TERM INVESTMENTS (Cost $418,949)	418,949

	TOTAL INVESTMENTS – 97.0% (Cost $9,549,091)	9,489,210

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2012

Number of Shares		Value
	Other Assets in Excess of Liabilities – 3.0%	$299,011

	TOTAL NET ASSETS – 100.0%	$9,788,221

	SECURITIES SOLD SHORT – (86.1)%
	COMMON STOCKS – (22.0)%
	CONSUMER DISCRETIONARY – (8.4)%
(550)	Bed Bath & Beyond, Inc.*	(31,724)
(5,850)	Caesars Entertainment Corp.*	(33,871)
(1,100)	CarMax, Inc.*	(37,125)
(200)	Chipotle Mexican Grill, Inc.*	(50,906)
(700)	Coach, Inc.	(39,235)
(650)	Coinstar, Inc.*	(30,511)
(750)	Fossil, Inc.*	(65,325)
(2,400)	Gentex Corp.	(41,328)
(5,900)	Goodyear Tire & Rubber Co.*	(67,319)
(1,600)	Johnson Controls, Inc.	(41,200)
(650)	Netflix, Inc.*	(51,409)
(350)	O'Reilly Automotive, Inc.*	(29,988)
(850)	Penn National Gaming, Inc.*	(34,365)
(100)	priceline.com, Inc.*	(57,377)
(1,300)	Tiffany & Co.	(82,186)
(1,700)	TripAdvisor, Inc.	(51,493)
(750)	Under Armour, Inc. - Class A*	(39,195)
(850)	Williams-Sonoma, Inc.	(39,296)
		(823,853)
	CONSUMER STAPLES – (1.4)%
(2,750)	Green Mountain Coffee Roasters, Inc.*	(66,440)
(1,550)	Hillshire Brands Co.	(40,316)
(1,050)	Sysco Corp.	(32,623)
		(139,379)
	ENERGY – (0.4)%
(550)	Occidental Petroleum Corp.	(43,428)

	FINANCIALS – (0.6)%
(1,200)	Deutsche Bank A.G.	(54,852)

	HEALTH CARE – (0.4)%
(550)	Varian Medical Systems, Inc.*	(36,718)

	INDUSTRIALS – (3.2)%
(950)	Clean Harbors, Inc.*	(55,433)
(1,100)	FTI Consulting, Inc.*	(28,556)
(850)	GrafTech International Ltd.*	(8,933)
(1,150)	MasTec, Inc.*	(25,944)
(1,150)	PACCAR, Inc.	(49,841)

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2012

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
(2,050)	Pitney Bowes, Inc.	$(29,438)
(3,100)	Ritchie Bros Auctioneers, Inc.	(69,719)
(850)	Rockwell Collins, Inc.	(45,543)
		(313,407)
	INFORMATION TECHNOLOGY – (6.7)%
(2,800)	Acme Packet, Inc.*	(46,312)
(1,400)	Altera Corp.	(42,672)
(1,100)	Broadcom Corp. - Class A	(34,689)
(850)	BroadSoft, Inc.*	(32,487)
(700)	CommVault Systems, Inc.*	(43,729)
(4,200)	Constant Contact, Inc.*	(51,828)
(400)	F5 Networks, Inc.*	(32,992)
(2,800)	Finisar Corp.*	(32,256)
(5,800)	Intersil Corp. - Class A	(40,890)
(1,700)	Lexmark International, Inc. - Class A	(36,142)
(850)	NetEase, Inc. - ADR*	(45,900)
(550)	OpenTable, Inc.*	(25,833)
(700)	Splunk, Inc.	(19,635)
(2,200)	Super Micro Computer, Inc.*	(17,402)
(6,200)	Telefonaktiebolaget LM Ericsson - ADR	(55,118)
(1,150)	VeriFone Systems, Inc.*	(34,086)
(1,550)	ViaSat, Inc.*	(60,202)
		(652,173)
	MATERIALS – (0.9)%
(650)	Aptargroup, Inc.	(33,332)
(1,100)	Cabot Corp.	(39,336)
(550)	Cliffs Natural Resources, Inc.	(19,949)
		(92,617)
	TOTAL COMMON STOCKS (Proceeds $2,284,330)	(2,156,427)

	EXCHANGE-TRADED FUNDS – (64.1)%
(37,120)	iShares MSCI EAFE Index Fund	(1,988,518)
(30,120)	iShares MSCI Emerging Markets Index Fund	(1,238,233)
(3,200)	iShares Russell 2000 Index Fund	(259,968)
(6,380)	SPDR S&P 500 ETF Trust	(900,728)
(8,350)	SPDR S&P MidCap 400 ETF Trust	(1,488,388)
(9,450)	Vanguard MSCI Emerging Markets ETF	(392,081)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $6,246,419)	(6,267,916)

	TOTAL SECURITIES SOLD SHORT (Proceeds $8,530,749)	$(8,424,343)

361 Absolute Alpha Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2012

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust

As of October 31, 2012, all or a portion of each long security has been pledged as collateral for securities sold short. The market value of the securities in the pledged account totaled $9,070,261 as of October 31, 2012.
*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
SUMMARY OF INVESTMENTS
As of October 31, 2012

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	22.2%
Health Care	20.3%
Energy	14.9%
Financials	11.2%
Industrials	9.3%
Consumer Discretionary	5.6%
Telecommunication Services	5.5%
Materials	3.7%
Total Common Stocks	92.7%
Short-Term Investments	4.3%
Total Investments	97.0%
Other Assets in Excess of Liabilities	3.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2012

Assets:
Investments, at value (cost $9,549,091)	$9,489,210
Cash	31,341
Cash deposited with brokers for securities sold short and futures	8,967,148
Receivables:
Investment securities sold	8,771,422
Dividends and interest	22,913
From Advisor	15,584
Prepaid expenses	2,514
Total assets	27,300,132

Liabilities:
Securities sold short, at value (proceeds $8,530,749)	8,424,343
Payables:
Investment securities purchased	8,769,013
Fund shares redeemed	209,478
Variation margin	35,281
Shareholder Servicing fees (Note 8)	1,968
Distribution fees - Class A (Note 7)	1,940
Custody fees	17,098
Fund accounting fees	11,985
Transfer agent fees and expenses	9,937
Administration fees	4,855
Trustees' fees and expenses	1,824
Chief Compliance Officer fees	441
Dividends on securities sold short	187
Accrued other expenses	23,561
Total liabilities	17,511,911

Net Assets	$9,788,221

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$9,802,847
Accumulated net investment income (loss)	-
Accumulated net realized loss on investments, foreign currency, futures,
purchased options and securities sold short	(25,499)
Net unrealized appreciation (depreciation) on:
Investments	(59,881)
Foreign currency translations	(235)
Futures contracts	(35,417)
Securities sold short	106,406
Net Assets	$9,788,221

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$752,020
Shares of beneficial interest issued and outstanding	79,159
Redemption price	9.50
Maximum sales charge (5.75%* of offering price)	0.58
Maximum offering price to public	$10.08

Class I Shares:
Net assets applicable to shares outstanding	$9,036,201
Shares of beneficial interest issued and outstanding	968,308
Redemption price	$9.33

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2012

Investment Income:
Dividends (net of foreign withholding taxes of $9,516)	$449,096
Interest	1,013
Total investment income	450,109

Expenses:
Dividends on securities sold short	518,476
Advisory fees	384,992
Interest expense	163,992
Fund accounting fees	77,760
Custody fees	75,306
Transfer agent fees and expenses	56,723
Administration fees	42,110
Registration fees	41,096
Legal fees	15,608
Audit fees	14,943
Shareholder reporting fees	12,784
Miscellaneous fees	9,845
Shareholder Servicing fees (Note 8)	9,145
Trustees' fees and expenses	8,017
Offering costs	6,945
Chief Compliance Officer fees	6,025
Distribution fees - Class A (Note 7)	4,550
Insurance fees	2,014

Total expenses	1,450,331
Advisory fees waived	(221,125)
Net expenses	1,229,206
Net investment loss	(779,097)

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Futures,
Purchased Options, and Securities Sold Short:
Net realized gain (loss) on:
Investments	1,290,221
Foreign currency transactions	6,403
Futures contracts	548,653
Purchased options contracts	1,058
Securities sold short	(1,120,861)
Net realized gain	725,474
Net change in unrealized appreciation/depreciation on:
Investments	514,820
Foreign currency translations	(235)
Futures contracts	(35,301)
Securities sold short	(1,165,316)
Net change in unrealized appreciation/depreciation	(686,032)
Net realized and unrealized gain on investments, foreign currency,
futures, purchased options, and securities sold short	39,442

Net Decrease in Net Assets from Operations	$(739,655)

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
STATEMENTS OF CHANGES IN NET ASSETS

		For the Period
	Year Ended	December 31, 2010*
	October 31, 2012	to October 31, 2011
Increase in Net Assets from:
Operations:
Net investment loss	$(779,097)	$(482,323)
Net realized gain (loss) on investments, foreign currency, futures,
purchased options, and securities sold short	725,474	(659,577)
Net change in unrealized appreciation/depreciation on investments,
foreign currency, futures and securities sold short	(686,032)	696,905
Net decrease in net assets resulting from operations	(739,655)	(444,995)

Capital Transactions:
Net proceeds from shares sold:
Class A	360,804	4,014,732
Class I	4,348,188	25,926,229
Cost of shares redeemed:
Class A1	(3,535,947)	(42,925)
Class I2	(19,829,304)	(268,906)
Net increase (decrease) in net assets from capital transactions	(18,656,259)	29,629,130

Total increase (decrease) in net assets	(19,395,914)	29,184,135

Net Assets:
Beginning of period	29,184,135	-
End of period	$9,788,221	$29,184,135

Accumulated net investment income (loss)	$-	$560

Capital Share Transactions:
Shares sold:
Class A	35,998	403,528
Class I	448,847	2,610,736
Shares redeemed:
Class A	(355,996)	(4,371)
Class I	(2,063,728)	(27,547)
Net increase (decrease) in capital share transactions	(1,934,879)	2,982,346

*	Commencement of operations.
1	Net of redemption fee proceeds of $1,421 and $557, respectively.
2	Net of redemption fee proceeds of $5,971 and $1, respectively.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2012

Increase/(Decrease) in Cash:
Cash flows provided by/ (used for) operating activities:
Net increase in net assets resulting from operations	$(739,655)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(56,304,467)
Proceeds from sale of investment securities	76,006,892
Proceeds from short sale	39,587,441
Closed short transactions	(58,919,465)
Sale of short-term investment, net	828,725
Decrease in deposits with brokers for securities sold short and futures	16,486,323
Increase in receivables for securities sold	(7,681,132)
Increase in dividends and interest receivables	(11,277)
Decrease in other assets	204,331
Increase in payables for securities purchased	7,605,539
Decrease in dividends on securities sold short payable	(20,077)
Increase in variation margin payable	35,281
Decrease in interest expense payable	(7,815)
Increase in accrued expenses	42,641
Net realized gain on investments	(169,735)
Net change in unrealized appreciation/depreciation on securities	650,496
Net cash used for operating activities	17,594,046
Cash flows provided by / (used for) financing activities:
Proceeds from sale of shares	5,610,468
Redemption of shares, net of redemption fees	(23,185,544)
Net cash provided by financing activities	(17,575,076)

Net Increase in Cash	18,970

Cash:
Beginning balance	12,371
Ending balance	$31,341

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

			For the Period
	Year Ended		December 31, 2010*
	October 31, 2012		to October 31, 2011
Net asset value, beginning of period	$9.97		$10.00
Income from Investment Operations:
Net investment loss1	(0.34)		(0.24)
Net realized and unrealized gain (loss) on investments	(0.13)		0.01
Total from investment operations	(0.47)		(0.23)

Redemption fee proceeds	-	2	0.20

Net asset value, end of period	$9.50		$9.97

Total return3	(4.71)%		(0.30)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$752		$3,979

Ratio of expenses to average net assets:
Before fees waived	6.22%	6	4.77%	5, 8
After fees waived	5.31%	6	3.94%	5, 8
Ratio of net investment loss to average net assets:
Before fees waived	(4.36)%	7	(3.73)%	5, 9
After fees waived	(3.45)%	7	(2.90)%	5, 9
Portfolio turnover rate	241%		150%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Does not include payment of maximum sales charge of 5.75%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

4	Not annualized.
5	Annualized.
6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 3.40%; the ratio of expenses to average net assets after fees waived would have been 2.49%.

7
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (1.54)%; the ratio of net investment income to average net assets after fees waived would have been (0.63)%.

8
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 3.33%; the ratio of expenses to average net assets after fees waived would have been 2.50%.

9
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (2.29)%; the ratio of net investment income to average net assets after fees waived would have been (1.46)%.

See accompanying Notes to Financial Statements.

361 Absolute Alpha Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

			For the Period
	Year Ended		December 31, 2010*
	October 31, 2012		to October 31, 2011
Net asset value, beginning of period	$9.76		$10.00
Income from Investment Operations:
Net investment loss1	(0.31)		(0.22)
Net realized and unrealized loss on investments	(0.12)		(0.02)
Total from investment operations	(0.43)		(0.24)

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$9.33		$9.76

Total return	(4.41)%		(2.40)%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,036		$25,205

Ratio of expenses to average net assets:
Before fees waived	5.97%	5	4.52%	4, 7
After fees waived	5.06%	5	3.70%	4, 7
Ratio of net investment loss to average net assets:
Before fees waived	(4.11)%	6	(3.49)%	4, 8
After fees waived	(3.20)%	6	(2.66)%	4, 8
Portfolio turnover rate	241%		150%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 3.15%; the ratio of expenses to average net assets after fees waived would have been 2.24%.

6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (1.29)%; the ratio of net investment income to average net assets after fees waived would have been (0.38)%.

7
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 3.08%; the ratio of expenses to average net assets after fees waived would have been 2.25%.

8
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (2.04)%; the ratio of net investment income to average net assets after fees waived would have been (1.21)%.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2012

Number of Shares		Value
	COMMON STOCKS – 104.9%
	CONSUMER DISCRETIONARY – 6.4%
1,650	American Axle & Manufacturing Holdings, Inc.*	$17,936
550	CBS Corp. - Class B	17,820
900	Cooper Tire & Rubber Co	18,117
		53,873
	ENERGY – 16.6%
250	Anadarko Petroleum Corp.	17,203
350	Cameron International Corp.*	17,724
450	FMC Technologies, Inc.*	18,405
2,750	Halcon Resources Corp.*	17,792
250	National Oilwell Varco, Inc.	18,425
250	Range Resources Corp.	16,340
800	Subsea 7 S.A. - ADR	17,448
400	Whiting Petroleum Corp.*	16,808
		140,145
	FINANCIALS – 12.7%
550	American Capital Agency Corp. - REIT	18,161
2,100	DiamondRock Hospitality Co. - REIT	17,808
2,150	Inland Real Estate Corp. - REIT	17,565
350	Reinsurance Group of America, Inc.	18,522
3,200	Strategic Hotels & Resorts, Inc. - REIT*	17,568
650	SunTrust Banks, Inc.	17,680
		107,304
	HEALTH CARE – 23.2%
200	Alexion Pharmaceuticals, Inc.*	18,076
850	Ariad Pharmaceuticals, Inc.*	18,317
3,400	Boston Scientific Corp.*	17,476
400	Cubist Pharmaceuticals, Inc.*	17,160
500	Forest Laboratories, Inc.*	16,855
350	Medivation, Inc.*	17,892
250	Onyx Pharmaceuticals, Inc.*	19,590
450	St. Jude Medical, Inc.	17,217
750	Tenet Healthcare Corp.*	17,700
400	United Therapeutics Corp.*	18,268
350	Vertex Pharmaceuticals, Inc.*	16,884
		195,435
	INDUSTRIALS – 10.5%
800	Foster Wheeler A.G.*	17,816
650	KBR, Inc.	18,109
600	Nielsen Holdings N.V.*	17,352
500	TAL International Group, Inc.	17,070

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2012

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
600	Textainer Group Holdings Ltd.	$18,120
		88,467
	INFORMATION TECHNOLOGY – 24.8%
750	Allot Communications Ltd.*	17,520
30	Apple, Inc.	17,853
950	Aruba Networks, Inc.*	17,261
750	CoreLogic, Inc.*	17,850
650	Cornerstone OnDemand, Inc.*	18,193
100	Equinix, Inc.*	18,041
650	Heartland Payment Systems, Inc.	16,952
150	LinkedIn Corp. - Class A*	16,040
300	Rackspace Hosting, Inc.*	19,107
550	ServiceNow, Inc.	16,858
300	SINA Corp.*	16,389
250	Teradata Corp.*	17,077
		209,141
	MATERIALS – 4.5%
650	Allegheny Technologies, Inc.	17,128
100	CF Industries Holdings, Inc.	20,519
		37,647
	TELECOMMUNICATION SERVICES – 6.2%
1,550	Deutsche Telekom A.G. - ADR	17,748
1,700	MetroPCS Communications, Inc.*	17,357
750	Nippon Telegraph & Telephone Corp. - ADR	17,115
		52,220
	TOTAL COMMON STOCKS (Cost $889,356)	884,232

	SHORT-TERM INVESTMENTS – 11.4%
95,700	Fidelity Institutional Money Market Fund, 0.14%1	95,700

	TOTAL SHORT-TERM INVESTMENTS (Cost $95,700)	95,700

	TOTAL INVESTMENTS – 116.3% (Cost $985,056)	979,932
	Liabilities in Excess of Other Assets – (16.3)%	(137,606)

	TOTAL NET ASSETS – 100.0%	$842,326

	SECURITIES SOLD SHORT – (69.2)%
	EXCHANGE-TRADED FUNDS – (69.2)%
(2,400)	iShares MSCI EAFE Index Fund	(128,568)

361 Long/Short Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of October 31, 2012

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	EXCHANGE-TRADED FUNDS (Continued)
(2,550)	iShares MSCI Emerging Markets Index Fund	$(104,830)
(700)	iShares Russell 2000 Index Fund	(56,868)
(1,000)	SPDR S&P 500 ETF Trust	(141,180)
(850)	SPDR S&P MidCap 400 ETF Trust	(151,513)

	TOTAL SECURITIES SOLD SHORT (Proceeds $563,842)	$(582,959)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust

As of October 31, 2012, all or a portion of each long security has been pledged as collateral for securities sold short. The market value of the securities in the pledged account totaled $884,232 as of October 31, 2012.
*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
SUMMARY OF INVESTMENTS
As of October 31, 2012

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	24.8%
Health Care	23.2%
Energy	16.6%
Financials	12.7%
Industrials	10.5%
Consumer Discretionary	6.4%
Telecommunication Services	6.2%
Materials	4.5%
Total Common Stocks	104.9%
Short-Term Investments	11.4%
Total Investments	116.3%
Liabilities in Excess of Other Assets	(16.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2012

Assets:
Investments, at value (cost $985,056)	$979,932
Cash	4,583
Cash deposited with brokers for securities sold short and futures	619,398
Receivables:
Investment securities sold	802,002
Dividends and interest	3,369
From Advisor	9,925
Prepaid expenses	23,257
Prepaid offering costs	1,299
Total assets	2,443,765

Liabilities:
Securities sold short, at value (proceeds $563,842)	582,959
Payables:
Investment securities purchased	828,208
Fund shares redeemed	131,418
Variation margin	5,588
Shareholder Servicing fees (Note 8)	1,089
Distribution fees - Class A (Note 7)	18
Transfer agent fees and expenses	12,519
Fund accounting fees	8,960
Administration fees	5,250
Custody fees	2,591
Trustees' fees and expenses	1,246
Chief Compliance Officer fees	534
Accrued other expenses	21,059
Total liabilities	1,601,439

Net Assets	$842,326

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$708,562
Accumulated net investment income (loss)	-
Accumulated net realized gain on investments, foreign currency transactions,
futures contracts and securities sold short	163,672
Net unrealized appreciation (depreciation) on:
Investments	(5,124)
Foreign currency translations	(60)
Futures contracts	(5,607)
Securities sold short	(19,117)
Net Assets	$842,326

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$19,831
Shares of beneficial interest issued and outstanding	1,968
Redemption price	10.08
Maximum sales charge (5.75%* of offering price)	0.61
Maximum offering price to public	$10.69

Class I Shares:
Net assets applicable to shares outstanding	$822,495
Shares of beneficial interest issued and outstanding	81,316
Redemption price	$10.11

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENT OF OPERATIONS
For the Period December 20, 2011* to October 31, 2012

Investment Income:
Dividends	$42,179
Interest	279
Total investment income	42,458

Expenses:
Advisory fees	42,447
Transfer agent fees and expenses	38,513
Fund accounting fees	36,077
Administration fees	35,618
Registration fees	29,475
Audit fees	14,953
Offering costs	13,070
Dividends on securities sold short	8,944
Custody fees	8,678
Legal fees	7,817
Trustees' fees and expenses	5,365
Interest expense	5,069
Miscellaneous	3,774
Chief Compliance Officer fees	3,741
Shareholder reporting fees	3,615
Shareholder Servicing fees (Note 8)	3,088
Insurance fees	284
Distribution fees - Class A (Note 7)	58

Total expenses	260,586
Advisory fees waived	(42,447)
Other expenses absorbed	(139,521)
Net expenses	78,618
Net investment loss	(36,160)

Realized and Unrealized Gain on Investments, Foreign Currency, Futures Contracts and
Securities Sold Short:
Net realized gain (loss) on:
Investments	363,620
Foreign currency transactions	2,162
Futures contracts	(58,945)
Securities sold short	(112,618)
Net realized gain	194,219
Net change in unrealized appreciation/depreciation on:
Investments	(5,124)
Foreign currency translations	(60)
Futures contracts	(5,607)
Securities sold short	(19,117)
Net change in unrealized appreciation/depreciation	(29,908)
Net realized and unrealized gain on investments, foreign currency,
futures contracts and securities sold short	164,311

Net Increase in Net Assets from Operations	$128,151

*	Commencement of operations

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
December 20, 2011*
to October 31, 2012
Increase in Net Assets from:
Operations:
Net investment loss	$(36,160)
Net realized gain on investments, foreign currency transactions,
futures contracts and securities sold short	194,219
Net change in unrealized appreciation/depreciation on investments,
foreign currency translations futures contracts and securities sold short	(29,908)
Net increase in net assets resulting from operations	128,151

Capital Transactions:
Net proceeds from shares sold:
Class A	30,074
Class I	4,502,628
Cost of shares redeemed:
Class A	(10,390)
Class I1	(3,808,137)
Net increase in net assets from capital transactions	714,175

Total increase in net assets	842,326

Net Assets:
Beginning of period	-
End of period	$842,326

Accumulated net investment income (loss)	$-

Capital Share Transactions:
Shares sold:
Class A	2,968
Class I	447,691
Shares redeemed:
Class A	(1,000)
Class I	(366,375)
Net increase in capital share transactions	83,284

*	Commencement of operations.
1	Net of redemption fee proceeds of $172.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
STATEMENT OF CASH FLOWS
For the Period December 20, 2011* to October 31, 2012

Increase/(Decrease) in Cash:
Cash flows provided by/ (used for) operating activities:
Net increase in net assets resulting from operations	$128,151
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(20,201,497)
Proceeds from sale of investment securities	19,675,761
Proceeds from short sale	3,765,220
Closed short transactions	(3,313,996)
Sale of short-term investment, net	(95,700)
Increase in deposits with brokers for securities sold short and futures	(619,398)
Increase in receivables for securities sold	(802,002)
Increase in dividends and interest receivables	(3,369)
Increase in other assets	(34,481)
Increase in payables for securities purchased	828,208
Increase in variation margin	5,588
Increase in accrued expenses	53,266
Net realized loss on investments	(251,002)
Net change in unrealized appreciation/depreciation on securities	24,241
Net cash used for operating activities	(841,010)
Cash flows provided by / (used for) financing activities:
Proceeds from sale of shares	4,532,702
Redemption of shares, net of redemption fees	(3,687,109)
Net cash provided by financing activities	845,593

Net Increase in Cash	4,583

Cash:
Beginning balance	-
Ending balance	$4,583

*	Commencement of operations

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 20, 2011*
	to October 31, 2012
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.12)
Net realized and unrealized gain on investments	0.20
Total from investment operations	0.08

Net asset value, end of period	$10.08

Total return2	0.80%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.92%	4, 5
After fees waived and expenses absorbed	2.56%	4, 5
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(6.67)%	4, 6
After fees waived and expenses absorbed	(1.31)%	4, 6
Portfolio turnover rate	586%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Does not include payment of maximum sales charge of 5.75%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

3	Not annualized.
4	Annualized.
5
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 7.51%; the ratio of expenses to average net assets after fees waived would have been 2.15%.

6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (6.26)%; the ratio of net investment income to average net assets after fees waived would have been (0.90)%.

See accompanying Notes to Financial Statements.

361 Long/Short Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 20, 2011*
	to October 31, 2012
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.09)
Net realized and unrealized gain on investments	0.20
Total from investment operations	0.11

Redemption fee proceeds	-	2

Net asset value, end of period	$10.11

Total return	1.10%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$822

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.67%	4, 5
After fees waived and expenses absorbed	2.31%	4, 5
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(6.42)%	4, 6
After fees waived and expenses absorbed	(1.06)%	4, 6
Portfolio turnover rate	586%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of expenses to average net assets before fees waived would have been 7.26%; the ratio of expenses to average net assets after fees waived would have been 1.90%.

6
Includes dividends on securities sold short and interest expense. If these expenses were excluded, the ratio of net investment income to average net assets before fees waived would have been (6.01)%; the ratio of net investment income to average net assets after fees waived would have been (0.65)%.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2012

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 59.1%
104,797	iShares Barclays 0-5 Year TIPS Bond Fund1	$10,803,523
91,733	iShares Barclays 1-3 Year Credit Bond Fund	9,705,351
125,440	iShares Barclays 1-3 Year Treasury Bond Fund	10,589,645
77,881	iShares Barclays MBS Bond Fund	8,471,895
161,620	PIMCO Enhanced Short Maturity Strategy Fund	16,407,662

	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,816,742)	55,978,076

	SHORT-TERM INVESTMENTS – 29.8%
28,254,837	Fidelity Institutional Money Market Fund, 0.14%2	28,254,837

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,254,837)	28,254,837

	TOTAL INVESTMENTS – 88.9% (Cost $84,071,579)	84,232,913
	Other Assets in Excess of Liabilities – 11.1%	10,523,421

	TOTAL NET ASSETS – 100.0%	$94,756,334

MBS – Mortgage Backed Securities
TIPS – Treasury Inflation-Protected Securities

1	All or a portion of this security is segregated as collateral for securities sold short. The Aggregate value of segregated securities is $5,360,680.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of October 31, 2012

Security Type	Percent of Total Net Assets
Exchange-Traded Funds	59.1%
Short-Term Investments	29.8%
Total Investments	88.9%
Other Assets in Excess of Liabilities	11.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2012

Assets:
Investments, at value (cost $84,071,579)	$84,232,913
Cash deposited with brokers for futures contracts	9,477,294
Receivables:
Fund shares sold	2,592,275
Dividends and interest	16,407
Prepaid expenses	56,502
Prepaid offering costs	4,692
Total assets	96,380,083

Liabilities:
Payables:
Variation margin	1,115,251
Fund shares redeemed	299,292
Advisory fees	129,529
Shareholder Servicing fees (Note 8)	13,527
Distribution fees - Class A (Note 7)	6,336
Transfer agent fees and expenses	8,981
Fund accounting fees	8,802
Administration fees	7,937
Custody fees	2,624
Trustees' fees and expenses	976
Chief Compliance Officer fees	527
Accrued other expenses	29,967
Total liabilities	1,623,749

Net Assets	$94,756,334

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$94,476,988
Accumulated net investment income (loss)	-
Accumulated net realized gain on investments and futures contracts	1,239,103
Net unrealized appreciation (depreciation) on:
Investments	161,334
Futures contracts	(1,121,091)
Net Assets	$94,756,334

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$32,795,428
Shares of beneficial interest issued and outstanding	3,145,440
Redemption price	10.43
Maximum sales charge (5.75%* of offering price)	0.64
Maximum offering price to public	$11.07

Class I Shares:
Net assets applicable to shares outstanding	$61,960,906
Shares of beneficial interest issued and outstanding	5,931,874
Redemption price	$10.45

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENT OF OPERATIONS
For the Period December 20, 2011* to October 31, 2012

Investment Income:
Dividends	$142,918
Interest	19,358
Total investment income	162,276

Expenses:
Advisory fees	532,558
Administration fees	47,618
Transfer agent fees and expenses	43,513
Fund accounting fees	34,077
Shareholder Servicing fees (Note 8)	32,853
Offering costs	30,305
Registration fees	28,475
Distribution fees - Class A (Note 7)	22,589
Audit fees	14,953
Miscellaneous	13,783
Custody fees	8,178
Legal fees	7,816
Shareholder reporting fees	7,115
Trustees' fees and expenses	5,365
Chief Compliance Officer fees	3,741
Insurance fees	284

Total expenses	833,223
Advisory fees waived	(47,295)
Net expenses	785,928
Net investment loss	(623,652)

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	(855)
Futures contracts	1,316,725
Net realized gain	1,315,870
Net change in unrealized appreciation/depreciation on:
Investments	161,334
Futures contracts	(1,121,091)
Net change in unrealized appreciation/depreciation	(959,757)
Net realized and unrealized gain on investments and futures contracts	356,113

Net Decrease in Net Assets from Operations	$(267,539)

*	Commencement of operations

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period December 20, 2011* to October 31, 2012
Increase in Net Assets from:
Operations:
Net investment loss	$(623,652)
Net realized gain on investments and futures contracts	1,315,870
Net change in unrealized appreciation/depreciation on investments and
futures contracts	(959,757)
Net decrease in net assets resulting from operations	(267,539)

Capital Transactions:
Net proceeds from shares sold:
Class A	33,940,689
Class I	76,214,045
Cost of shares redeemed:
Class A1	(873,409)
Class I2	(14,257,452)
Net increase in net assets from capital transactions	95,023,873

Total increase in net assets	94,756,334

Net Assets:
Beginning of Period	-
End of Period	$94,756,334

Accumulated net investment income (loss)	$-

Capital Share Transactions:
Shares sold:
Class A	3,228,019
Class I	7,273,008
Shares redeemed:
Class A	(82,579)
Class I	(1,341,134)
Net increase in capital share transactions	9,077,314

*	Commencement of operations.
1	Net of redemption fee proceeds of $3,255.
2	Net of redemption fee proceeds of $21,044.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 20, 2011*
	to October 31, 2012
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.18)
Net realized and unrealized gain on investments	0.61
Total from investment operations	0.43

Redemption fee proceeds	-	2

Net asset value, end of period	$10.43

Total return3	4.30%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,795

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.53%	5
After fees waived and expenses absorbed	2.40%	5
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.08)%	5
After fees waived and expenses absorbed	(1.95)%	5
Portfolio turnover rate	2%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Does not include payment of maximum sales charge of 5.75%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

361 Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	December 20, 2011*
	to October 31, 2012
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.15)
Net realized and unrealized gain on investments	0.60
Total from investment operations	0.45

Redemption fee proceeds	-	2

Net asset value, end of period	$10.45

Total return	4.50%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61,961

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.28%	4
After fees waived and expenses absorbed	2.15%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.82)%	4
After fees waived and expenses absorbed	(1.69)%	4
Portfolio turnover rate	2%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

361 Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2012

Note 1 – Organization
361 Absolute Alpha Fund (“Absolute Alpha” or “Absolute Alpha Fund”), 361 Long/Short Equity Fund (“Long/Short Equity” or “Long/Short Equity Fund”) and 361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Absolute Alpha Fund’s primary investment objective is to seek capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets. The Fund commenced investment operations on December 31, 2010, with two classes of shares, Class A and Class I.

The Long/Short Equity Fund’s primary investment objective is to outperform the S&P 500 Index but with lower volatility and a low correlation to that Index.  As a secondary objective, the Long/Short Equity Fund also seeks to outperform the HFRX Equity Hedge Index. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Absolute Alpha Fund had the following futures contracts open at October 31, 2012:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
28	NASDAQ 100 E-Mini Index	December 2012	$1,497,775	$1,478,680	$(19,095)
15	S&P 500 E-Mini Index	December 2012	1,071,422	1,055,100	(16,322)
					$(35,417)

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

The Long/Short Equity Fund had the following futures contracts open at October 31, 2012:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
6	NASDAQ 100 E-Mini Index	December 2012	$322,467	$316,860	$(5,607)
					$(5,607)

The Manage Futures Strategy Fund had the following futures contracts open at October 31, 2012:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
1,848	NASDAQ 100 E-Mini Index	December 2012	$98,713,971	$97,592,880	$(1,121,091)
					$(1,121,091)

(d) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Absolute Alpha Fund incurred offering costs of approximately $32,458, which were amortized over a one-year period from December 31, 2010 (commencement of operations).

The Long/Short Equity and Managed Futures Strategy Funds incurred offering costs of approximately $15,136 and $34,998, respectively, which are being amortized over a one-year period from December 20, 2011 (commencement of operations).

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms.  At October 31, 2012, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities.  Also in conjunction with the use of short sales, written options contracts or futures contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At October 31, 2012, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act made changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended October 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with 361 Capital, LLC (the “Advisor”).  Under the terms of the Agreement, the Absolute Alpha, Long/Short Equity and Managed Futures Strategy Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.60% for November 1, 2011 through September 30, 2012 and 1.25% for October 1, 2012 through October 31, 2012, 1.25% and 1.50%, respectively, of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.50% and 2.25% for November 1, 2011 through September 30, 2012 and 2.15% and 1.90% for October 1, 2012 through October 31, 2012 of the average daily net assets of the Absolute Alpha Fund’s Class A and Class I shares, respectively. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.15% and 1.90% of the average daily net assets of the Long/Short Equity Fund’s Class A and Class I shares, respectively. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.40% and 2.15% of the average daily net assets of the Managed Futures Strategy Fund’s Class A and Class I shares, respectively. These agreements are effective until February 28, 2013, and may be terminated by the Trust’s Board of Trustees.

For the year ended October 31, 2012, the Advisor waived $221,125 of its advisory fees for the Absolute Alpha Fund.  For the period December 20, 2011 (commencement of operations) through October 31, 2012, the Advisor waived all of its advisory fees and absorbed other expenses totaling $181,968 and $47,295 for the Long/Short Equity and Managed Futures Strategy Funds, respectively.  The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limits.  At October 31, 2012, the amount of these potentially recoverable expenses was $370,994, $181,968 and $47,295 for the Absolute Alpha, Long/Short Equity and Managed Futures Strategy Funds, respectively.  The Advisor is permitted to seek reimbursement from the Funds for a period three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of these amounts no later than October 31, of the years stated below:

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
2014:	$149,869	$-	$-
2015:	221,125	181,968	47,295

For the period November 1, 2011 through September 30, 2012, the Advisor engaged investment managers (“sub-advisors”) to manage the Absolute Alpha Fund.  The Advisor compensated each sub-advisor out of the investment advisory fees the Advisor received from the Fund.  From October 1, 2012 through October 31, 2012, the Advisor managed all of the Fund’s assets directly and did not allocate any Fund assets to sub-advisors.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

Grand Distribution Services, LLC (“GDS”) served as the Fund’s distributor from November 1, 2011 through June 30, 2012, and was replaced by Foreside Fund Services, LLC effective July 1, 2012; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The amount of selling commissions retained by the Funds’ distributor for the year ended October 31, 2012 for the Absolute Alpha Fund and period December 20, 2011 (commencement of operations) through October 31, 2012 for the Long/Short Equity and Managed Futures Strategy Funds were as follows:

Absolute Alpha	Long/Short Equity	Managed Futures Strategy
$412	$-	$3,149

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the year ended October 31, 2012 for the Absolute Alpha Fund and period December 20, 2011 (commencement of operations) through October 31, 2012 for the Long/Short Equity and Managed Futures Strategy Funds, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2012 for the Absolute Alpha Fund and period December 20, 2011 (commencement of operations) through October 31, 2012 for the Long/Short Equity and Managed Futures Strategy Funds, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2012, the cost of investments and proceeds from securities sold short on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
Cost of investments	$9,549,091	$985,056	$84,070,984

Proceeds from securities sold short	$(8,243,047)	$(563,842)	$—

Gross unrealized appreciation	$219,852	$2,645	$174,527
Gross unrealized depreciation	(461,029)	(26,886)	(12,598)
Unrealized appreciation (depreciation) on foreign currency	(235)	(60)	-
Net unrealized appreciation (depreciation) on investments and securities sold short	$(241,412)	$(24,301)	$161,929

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency and passive foreign investment companies ("PFICs").

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2012, permanent differences in book and tax accounting have been reclassified to paid in capital, undistributed net investment income (loss) and accumulated net realized gain (loss) as follows:

Increase (Decrease)
Fund	Paid in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Absolute Alpha	$(707,758)	$778,537	$(70,779)
Long/Short Equity	$(5,613)	$36,160	$(30,547)
Managed Futures Strategy	$(546,885)	$623,652	$(76,767)

As of October 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
Undistributed ordinary income	$-	$158,065	$-
Undistributed long-term capital gains	226,786	-	117,417
Tax accumulated earnings	226,786	158,065	117,417

Accumulated capital and other losses	-	-	-
Net unrealized appreciation (depreciation) on investments and securities sold short	(241,412)	(24,301)	161,929
Total accumulated earnings (deficit)	$(14,626)	$133,764	$279,346

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended October 31, 2012, the Absolute Alpha Fund utilized $261,367 of its capital loss carryovers.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds will be permitted to incurred in taxable years carryforward capital losses beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the period year ended October 31, 2012 the Absolute Alpha Fund received $7,392 in redemption fees.  For the period December 20, 2011 (commencement of operations) through October 31, 2012, the Long/Short Equity and Managed Futures Strategy Funds received $172 and $24,299, respectively, in redemption fees.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

Note 6 – Investment Transactions
For the year ended October 31, 2012 for the Absolute Alpha Fund and period December 20, 2011 (commencement of operations) through October 31, 2012 for the Long/Short Equity and Managed Futures Strategy Funds, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Absolute Alpha	Long/Short Equity	Managed Futures Strategy
Purchases	$56,239,396	$20,201,497	$56,123,517
Sales	75,940,763	19,675,761	305,919

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the year ended October 31, 2012 for the Absolute Alpha Fund and period December 20, 2011 (commencement of operations) through October 31, 2012 for the Long/Short Equity and Managed Futures Strategy Funds, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended October 31, 2012 for the Absolute Alpha Fund and period December 20, 2011 (commencement of operations) through October 31, 2012 for the Long/Short Equity and Managed Futures Strategy Funds, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s assets carried at fair value:

Absolute Alpha:
	Level 1	Level 2	Level 33	Total
Assets
Investments
Common Stocks1	$9,070,261	$-	$-	$9,070,261
Short-Term Investments	418,949	-	-	418,949
Total Investments	$9,489,210	$-	$-	$9,489,210
Total Assets	$9,489,210	$-	$-	$9,489,210

Liabilities
Securities Sold Short
Common Stocks1	$2,156,427	$-	$-	$2,156,427
Exchange-Traded Funds	6,267,916			6,267,916
Total Securities Sold Short	$8,424,343	$-	$-	$8,424,343
Other Financial Instruments2
Futures Contracts	$(35,417)	$-	$-	$(35,417)
Total Liabilities	$8,388,926	$-	$-	$8,388,926

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

Long/Short Equity:
	Level 1	Level 2	Level 33	Total
Assets
Investments
Common Stocks1	$884,232	$-	$-	$884,232
Short-Term Investments	95,700	-	-	95,700
Total Assets	$979,932	$-	$-	$979,932

Liabilities
Securities Sold Short
Exchange-Traded Funds	$582,959	$-	$-	$582,959
Other Financial Instruments2
Futures Contracts	$(5,607)	$-	$-	$(5,607)
Total Liabilities	$577,352	$-	$-	$577,352

Managed Futures Strategy:
	Level 1	Level 2	Level 33	Total
Assets
Investments
Exchange-Traded Funds	$55,978,076	$-	$-	$55,978,076
Short-Term Investments	28,254,837	-	-	28,254,837
Total Investments	$84,232,913	$-	$-	$84,232,913

Liabilities
Other Financial Instruments2
Futures Contracts	$(1,121,091)	$-	$-	$(1,121,091)
Total Liabilities	$(1,121,091)	$-	$-	$(1,121,091)

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts.  Futures contracts, forward contract and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3	The Funds did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Funds invested in futures contracts and/or options contracts during the year ended October 31, 2012.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of October 31, 2012 by risk category are as follows:

Absolute Alpha:
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts		$-	Variation margin	$35,281
Total		$-		$35,281

Long/Short Equity:
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts		$-	Variation margin	$5,588
Total		$-		$5,588

Managed Futures Strategy:
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts		$-	Variation margin	$1,115,251
Total		$-		$1,115,251

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2012 for the Absolute Alpha Fund and period December 20, 2011 (Commencement of Operations) through October 31, 2012 for the Long/Short Equity and Managed Futures Strategy Fund, are as follows:

Absolute Alpha:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options	Total
Equity contracts	$548,653	$1,058	$549,711
Total	$548,653	$1,058	$549,711

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$(35,301)	$(35,301)
Total	$(35,301)	$(35,301)

Long/Short Equity:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$(58,945)	$(58,945)
Total	$(58,945)	$(58,945)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$(5,607)	$(5,607)
Total	$(5,607)	$(5,607)

Managed Futures Strategy:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$1,316,725	$1,316,725
Total	$1,316,725	$1,316,725

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$(1,121,091)	$(1,121,091)
Total	$(1,121,091)	$(1,121,091)

Note 12 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

361 Funds
NOTES TO FINANCIAL STATEMENTS - Continued
October 31, 2012

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of 361 Absolute Alpha Fund, 361 Long/Short Equity Fund, and 361 Managed Futures Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2012, and for the 361 Absolute Alpha Fund the related statement of operations and statement of cash flows for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and the period December 31, 2010 (commencement of operations) to October 31, 2011, for the 361 Long/Short Equity Fund the statement of operations, statement of cash flows, the statement of changes in net assets, and the financial highlights for the period December 20, 2011(commencement of operations) to October 31, 2012, and for 361 Managed Futures Fund the statement of operations, the statement of changes in net assets and the financial highlights for the period December 20, 2011(commencement of operations) to October 31, 2012.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of 361 Absolute Alpha Fund, 361 Long/Short Equity Fund, and 361 Managed Futures Fund as of October 31, 2012, and the results of its operations and cash flows, the changes in its net assets, and its financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 26, 2012

361 Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Corporate Dividends Received Deduction
For the fiscal year ended October 31, 2012, 0.54% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders  of the Long/Short Equity Fund.

Qualified Dividend Income
For the fiscal year ended October 31, 2012, 7.49% of the dividends paid from net investment income (including short-term capital gains) qualifies as qualified dividend income for shareholders of the Long/Short Equity Fund.

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 7361CAP (888-736-1227) or on the Fund’s website at www.361funds.com.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-present).	53	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	53	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	53	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the distributor of certain series of the Trust (not including the Fund), Grand Distribution Services, LLC, and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	53	None
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006); Partner, The Wadsworth Group, a mutual fund administration and consulting services provider (1990-2001).	53	None

361 Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Officers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1994-2001).
			N/A	N/A
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1997-2001).
			N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc., the Funds’ transfer agent, fund accountant and co-administrator of the Funds, and the Funds’ custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

361 Absolute Alpha Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 14-15, 2012, and September 26-27, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and 361 Capital, LLC (the “Investment Advisor”) with respect to the 361 Absolute Alpha Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. The Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund compared with the returns of the S&P 500 Index and the returns of a select group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Diversified Arbitrage Universe for the one-year period ended June 30, 2012.  With respect to the performance results of the Fund, the Trustees noted that the meeting materials indicated that the Fund’s performance for the one-year period exceeded the Peer Group median and Diversified Arbitrage Universe median, but was below the returns of the S&P 500 Index.  The Board noted that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

The Board considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board considered the Investment Advisor’s plan to take over day-to-day management of the Fund’s portfolio from the Fund’s sub-advisors.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

361 Absolute Alpha Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses paid by the Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers) and total expenses (net of fee waivers) paid by the Fund were above the Peer Group and Universe medians but were not the highest in the Peer Group.  The Trustees noted, however, that the Investment Advisor was waiving a portion of its advisory fee with respect to the Fund because of the Fund’s low asset levels.  The Board noted that it could not compare fees charged by the Investment Advisor to Fund to those of any other account because the Investment Advisor does not manage any other accounts with the same objectives as the Fund.   The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, noting that the Investment Advisor had realized no profits with respect to the Fund in the past year.  The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the Investment Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

361 Funds
EXPENSE EXAMPLE
For the Six Months Ended October 31, 2012 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/1/12 to 10/31/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Absolute Alpha:
		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/12	10/31/12	5/1/12 – 10/31/12
Class A	Actual Performance	$1,000.00	$940.60	$31.55
	Hypothetical (5% annual return before expenses)	1,000.00	992.49	32.39
Class I	Actual Performance	1,000.00	942.40	26.98
	Hypothetical (5% annual return before expenses)	1,000.00	997.22	27.74

*
Expenses are equal to the Fund’s annualized expense ratio of 6.47% and 5.52% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

361 Funds
EXPENSE EXAMPLE - Continued
For the Six Months Ended October 31, 2012 (Unaudited)

Long/Short Equity:
		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/12	10/31/12	5/1/12 – 10/31/12
Class A	Actual Performance	$1,000.00	$964.60	$13.89
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.86	14.22
Class I	Actual Performance	1,000.00	966.50	12.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.80	13.28

*
Expenses are equal to the Fund’s annualized expense ratio of 2.81% and 2.63% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Managed Futures Strategy:
		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/12	10/31/12	5/1/12 – 10/31/12
Class A	Actual Performance	$1,000.00	$992.40	$12.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.91	12.17
Class I	Actual Performance	1,000.00	994.30	10.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.20	10.88

*
Expenses are equal to the Fund’s annualized expense ratio of 2.40% and 2.15% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Investment Advisor
361 Capital, LLC
4600 South Syracuse Street, Suite 500
Denver, Colorado 80237

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

FUND INFORMATION

	TICKER	CUSIP
361 Absolute Alpha Fund – Class A Shares	AAFAX	461418 527
361 Absolute Alpha Fund – Class I Shares	AAFIX	461418 519
361 Long/Short Equity Fund – Class A Shares	ALSQX	461418329
361 Long/Short Equity Fund – Class I Shares	ALSZX	461418311
361 Managed Futures Strategy Fund – Class A Shares	AMFQX	461418345
361 Managed Futures Strategy Fund – Class I Shares	AMFZX	461418337

Privacy Principles of the 361 Funds for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the 361 Absolute Alpha Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 736-1227 (888-7361CAP), on the Fund’s website at www.361funds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 736-1227 (888-7361CAP), on the Fund’s website at www.361funds.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 736-1227 (888-7361CAP).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

361 Funds
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-736-1227.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2012	FYE 10/31/2011
Audit Fees	$37,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$7,500	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2012	FYE 10/31/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2012	FYE 10/31/2011
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)		/s/ John P. Zader
John P. Zader, President

Date	1/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ John P. Zader
John P. Zader, President

Date	1/9/13

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer

Date	1/9/13